NET INCOME (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE	NET LOSS PER SHARE
The Company has stock options, performance share units, restricted stock units and options to purchase shares under its Employee Stock Purchase Plan, as amended and restated on July 25, 2023 (“ESPP”), granted under various stock incentive plans that, upon exercise and vesting, would increase shares outstanding. The Company has also issued warrants to purchase shares of the Common Stock.
The dilutive impact related to Common Stock from restricted stock units and warrants is determined by applying the treasury stock method to the assumed vesting of outstanding restricted stock units and the exercise of outstanding warrants. The dilutive impact related to Common Stock from contingently issuable performance share units is determined by applying a two-step approach using both the contingently issuable share guidance and the treasury stock method.
The following weighted-average outstanding shares of Common Stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
Stock Awards	11	12	24	25
Warrants	1,145	608	929	608
The Company had outstanding market based restricted stock units as of September 30, 2024 that were eligible to vest into shares of the Common Stock subject to the achievement of certain stock price targets in addition to a time-based vesting period. These contingently issuable shares are excluded from the computation of diluted earnings per share if, based on current period results, the shares would not be issuable if the end of the reporting period were the end of the contingency period. There were 45,084 shares of contingently issuable market-based restricted stock units that were excluded from the table above as the market conditions were not satisfied as of September 30, 2024.
NET INCOME (LOSS) PER SHARE
Equity Instruments Outstanding
The Company has stock options, performance share units, restricted stock units and options to purchase shares under its ESPP, granted under various stock incentive plans that, upon exercise and vesting, would increase shares outstanding. The Company has also issued warrants to purchase shares of the Company’s stock.
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except per share data):

	Year Ended March 31,
	2024	2023	2022
		As Restated	As Restated
Numerator:
Net income (loss) attributable to common stockholders used in basic earnings per share	$(41,286)	$(18,368)	$38,355
Add back: Excluded (gain) loss on assumed exercise of liability-classified common stock warrants during the period	—	(7,323)	(59,753)
Net loss attributable to common stockholders used in diluted earnings per share	$(41,286)	$(25,691)	$(21,398)
Denominator:
Weighted average common shares outstanding used in basic earnings per share	4,754	4,517	2,944
Incremental common shares from:
Assumed exercise of dilutive warrants	—	42	357
Weighted average common shares outstanding used in diluted earnings per share	$4,754	$4,559	$3,301
Net income (loss) per share attributable to common stockholders - Basic	$(8.68)	$(4.07)	$13.03
Net income (loss) per share attributable to common stockholders - Diluted	$(8.68)	$(5.64)	$(6.48)
The dilutive impact related to shares of common stock from incentive plans and outstanding warrants is determined by applying the treasury stock method to the assumed vesting of outstanding performance share units and restricted stock units and the exercise of outstanding options and warrants. The dilutive impact related to shares of common stock from contingently issuable performance share units is determined by applying a two-step approach using both the contingently issuable share guidance and the treasury stock method.
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Year Ended March 31,
	2024	2023	2022
Stock awards	17	27	100
Warrants	608	185	3
ESPP	—	—	1
Total	625	212	104
The Company had outstanding market based restricted stock units as of March 31, 2024 that were eligible to vest into shares of common stock subject to the achievement of certain stock price targets in addition to a time-based vesting period. These contingently issuable shares are excluded from the computation of diluted earnings per share if, based on current period results, the shares would not be issuable if the end of the reporting period were the end of the contingency period. There were 0.04 million shares of contingently issuable market-based restricted stock units that were excluded from the table above as the market conditions were not satisfied as of March 31, 2024.